NOTE 1 - DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

Full East International Ltd. (“Full East” or the “Company”) was incorporated in the British Virgin Islands on May 4, 2011. It has the expertise in the business of providing advisory services in developing, marketing, and distributing EduCards  used as a tool to educate children through the means of online games.

Full East is a holding company with no operations other than acting as a holding company for its wholly owned subsidiary, Hangzhou Naniya Technology Co., Ltd. (“Naniya”), a wholly-owned foreign enterprise (“WOFE”) established on July 7, 2011, and organized under the laws of the People’s Republic of China (the “PRC”). Naniya's main business is information technology consulting, technology project planning, and outcome of the transfer; non-cultural education and training for adults; computer hardware, electronic products, technology development, technical services and technical advice.

Full East also holds a controlling contractual interest in Hangzhou Xuerun Education & Technology, Ltd. (“Xuerun”).  Xuerun was incorporated in the City of Hangzhou, Province of Zhejiang, People’s Republic of China on July 5, 2011.  Xuerun's main business is engaged in creating online educational games for students who are in primary school and middle school in China and is in the development and creation of a website to educate children how to develop and hone their creative skills through interactive educational games that incorporate Adobe Flash. The games incorporate a curriculum that has been extremely well thought-out and has been developed by some of China’s top professors and child psychology experts. It sets itself apart from other after school programs in China because it deviates from the traditional ways of Chinese education, which incorporate dull and boring ways of teaching, causing children to act in generally the same manner and have similar thought processes. By stimulating the child’s thought processes; the child’s attention is focused on the subject at hand.

On July 7, 2011, Full East signed a series of contractual agreements with Xuerun and its shareholders. The following agreements were entered into concurrent with the Share Exchange Agreement:

(a) Business Cooperation Agreement

Full East has assigned its rights and obligations under the Business Operating Agreement to Xuerun. Pursuant to the provisions of the Business Operating Agreement, Xuerun retained the services of Full East relation to the current and proposed operations of Xuerun's business in China ("Full East's Services"). Under the Business Operating Agreement, Xuerun will remit an annual consulting fee equal to 100% of its annual revenues after deduction of direct operating costs, expenses and taxes in consideration of Full East's services.

(b) Consulting Services Agreement

Full East assigned all of its right, title and interest in and to the Business Operating Agreement and Xuerun agreed to assume all of Full East's obligations under the Business Operating Agreement.

(c) Exclusive Option Agreement

The shareholders of Xuerun, irrevocably granted to Full East or its designated party an exclusive option to purchase, to the extent permitted by China law, a portion or all of their respective equity interests in Xuerun for a purchase price equal to the lowest price permissible under the applicable laws. Full East or its designated party has the sole discretion to decide when to exercise the option, whether in part or in full.

(d) Equity Pledge Agreement

The shareholders of Xuerun pledged all of their equity interests in Xuerun to guarantee the performance of Xuerun in its obligations under the Consulting Services Agreement. If Xuerun or any of its shareholders breaches his/her respective contractual obligations under this agreement, or upon the occurrence of one of the events regarded as an event of default under each such agreement, Full East, as pledgee, will be entitled to certain rights, including the right to dispose of the pledged equity interests. The shareholders of Xuerun agree not to dispose of the pledged equity interests or take any actions that would prejudice Full East's interest, and to notify the Company of any events or upon receipt of any notices which may affect Full East's interest in the pledge. The term of the Pledges shall last until all obligations under the Exclusive Business Operating Agreement have been satisfied by Xuerun.

(e) Voting Rights Proxy Agreement

The shareholders of Xuerun agrees to irrevocably grant to Board of Directors of Full East a proxy to vote all of Xuerun's shares for the maximum period of time permitted by PRC law in consideration of the issuance to Xuerun's shares and for other good and valuation consideration. Full East may from time to time establish and amend rules to govern how it shall exercise the powers granted to it by Xuerun herein, including, but not limited to, the number or percentage of directors of Full East which shall be required to authorize or take any action and to sign documents evidencing the taking of such action, and Full East shall only take action in accordance with such rules.

Xuerun shall appoint the person designated by Full East with the voting rights held by Xuerun. Xuerun shall not transfer its equity interests to any individual or company (other than Full East or the individuals or entities designated by Full East). Xuerun acknowledges that it will continue to perform this Proxy Agreement even if one or more than one of them no longer hold the equity interests.

To summarize the paragraphs above, the organization and ownership structure of the Company is currently as follows:

Full East International Ltd., a British Virgin Island company

                                                (100% WOFE)                                                                                                   (100% through contractual agreements)

Hangzhou Naniya Technology, a PRC company	Hangzhou Xuerun Education & Technology Ltd., a PRC company

Development Stage and Going Concern

The Company is presently in the development stage with no revenue. Accordingly, all of the Company’s operating results and cash flows reported in the accompanying financial statements are considered to be those arising from the development stage activities and represent the ‘cumulative from inception’ amounts from its development stage activities.

The Company has incurred net operating losses since inception. The Company faces all the risks common to companies that are relatively new, including under capitalization and uncertainty of funding sources, high initial expenditure levels, uncertain revenue streams, and difficulties in managing growth. At December 31, 2011, the Company has accumulated losses of $16,459.. These factors among others indicate that the Company may be unable to continue as a going concern, particularly in the event that we cannot obtain additional financing and/or attain profitable operations.  The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty and if the Company cannot continue as a going concern.